Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Revenues	$ 232,435	$ 198,625	$ 162,855
Costs and expenses:
Costs of sales	71,093	60,743	49,481
Restaurant operating expenses	100,143	86,311	71,917
Marketing and advertising costs	4,682	4,246	2,744
Pre-opening costs	4,058	3,018	798
General and administrative	13,449	10,640	7,512
Management and accounting fees paid to related party	1,252	3,399	3,345
Asset advisory agreement termination fee	3,000
Public offering transaction bonuses	1,462
Depreciation and amortization	8,675	6,998	6,459
Operating income	24,621	23,270	20,599
Other income (expense), net:
Interest expense-affiliates			(1,775)
Interest expense-other	(2,920)	(6,355)	(9,906)
Write-off of debt issuance costs	(1,649)	(2,501)
Other, net	113	(114)	(249)
Income from continuing operations before income taxes	20,165	14,300	8,669
Income tax expense (benefit)	5,592	4,653	(88)
Income from continuing operations	14,573	9,647	8,757
Discontinued operations, net of income tax benefit	(819)	(674)	(27)
Net income	13,754	8,973	8,730
Basic and diluted income (loss) per common share:
Continuing operations	$ 0.71	$ 0.54	$ 0.49
Discontinued operations	$ (0.04)	$ (0.04)	$ 0.00
Basic and diluted income per share	$ 0.67	$ 0.50	$ 0.49
Shares used in computing net income (loss) per common share:
Basic and diluted	20,432,579	17,994,667	17,994,667
Comprehensive income (loss):
Realized loss on cash flow hedge			367
Other comprehensive income before tax			367
Income tax benefit related to other comprehensive income			(147)
Other comprehensive income, net of tax			220
Comprehensive income	$ 13,754	$ 8,973	$ 8,950